U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Mercury Large Cap Series Funds, Inc.
        P.O. Box 9011
        Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Mercury Large Cap Core Fund

3.      Investment Company Act File Number:   811-9697

        Securities Act File Number:           333-91227

4.      (a)  Last day of fiscal year for which this Form is filed:  April 25,
             2003 (last day of fund's operation

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [X] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)   Aggregate sales price of securities sold during
              the fiscal year pursuant to Section 24(f):             $5,322,828

        (ii)  Aggregate price of securities redeemed or
              repurchased during the fiscal year:                    $8,138,818

       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 31, 1995,
              that were not previously used to reduce
              registration fees payable to the Commission:           $0

      (iv)    Total available redemption credits [add Items 5(ii)
              and 5(iii)]:                                           $8,138,818

      (v)     Net sales - if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                  $0

      (vi)    Redemption credits available for use in future
              years - if Item 5(i) is less than Item 5(iv):          N/A

      (vii)   Multiplier for determining registration fee
              (see instruction C.9):                                 .0000809

      (viii)  Registration fee due [multiply Item 5(v)
              by Item 5(vii) (enter "0" if no fee is due)]:          $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [  ]  Wire Transfer

        [ ]   Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-----------------------------
Vice President and Treasurer


Date:  June 25, 2003

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Mercury Large Cap Series Funds, Inc.
        P.O. Box 9011
        Princeton, N.J.  08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Mercury Large Cap Value Fund

3.      Investment Company Act File Number:     811-9697

        Securities Act File Number:             333-91227

4.      (a)    Last day of fiscal year for which this Form is filed:
               April 25, 2003 (last day of fund's operation)

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [X] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $49,737

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $5,935,959

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 31, 1995, that were not
               previously used to reduce registration fees
               payable to the Commission:                            $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $5,935,959

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv):         N/A

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                                .0000809

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [  ]  Wire Transfer

        [ ]   Mail or other means

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
-----------------------------
Vice President and Treasurer


Date:  June 25, 2003

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.      Name and address of Issuer:

        Mercury Large Cap Series Funds, Inc.
        P.O. Box 9011
        Princeton, N.J.   08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Mercury Large Cap Growth Fund

3.      Investment Company Act File Number:   811-9697

        Securities Act File Number:           333-91227

4.      (a)   Last day of fiscal year for which this Form is filed:
              April 25, 2003 (last day of fund's operation)

        (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

        (c) [X] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fees:

        (i)    Aggregate sales price of securities sold during
               the fiscal year pursuant to Section 24(f):            $9,972

        (ii)   Aggregate price of securities redeemed or
               repurchased during the fiscal year:                   $1,972,930

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending no
               earlier than October 31, 1995, that were not previously used to reduce registration fees payable to the
               Commission:                                           $0

        (iv)   Total available redemption credits [add Items 5(ii)
               and 5(iii)]:                                          $1,972,930

        (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                 $0

        (vi)   Redemption credits available for use in future
               years - if Item 5(i) is less than Item 5(iv):         N/A

        (vii)  Multiplier for determining registration fee
               (see instruction C.9):                                .0000809

        (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii) (enter "0" if no fee is due)]:         $0

6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.      Interest due - if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        instruction D):                                              $0

8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:                     $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [ ]  Wire Transfer

        [ ]  Mail or other means

                                          SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
----------------------------
Vice President and Treasurer


Date:  June 25, 2003




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